Acquisition of King's Gaming Promotion Limited (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2013 First Year [Member]		Jun. 30, 2013 Second Year [Member]		Jun. 30, 2013 Third Year [Member]		Jun. 30, 2013 Fourth Year [Member]		Jun. 30, 2013 Fifth Year [Member]		Jun. 30, 2013 Sixth Year [Member]		Jun. 30, 2013 Seventh Year [Member]		Jun. 30, 2013 Eighth Year [Member]		Jun. 30, 2013 Ninth Year [Member]		Jun. 30, 2013 Tenth Year [Member]
Incentive Fee, Amount Paid		$ 6,150,000		$ 7,380,000		$ 8,860,000		$ 9,740,000		$ 10,720,000		$ 11,790,000		$ 12,970,000		$ 14,260,000		$ 15,690,000		$ 17,260,000
Incentive Shares Issued		500,000		500,000		500,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000
Additional Incentive Shares Issued	20,000	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.